SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss per ordinary share
Net loss attributable to NIP Group Inc.'s shareholders		$ (48,620,764)	$ (57,172,736)	$ (31,512,555)
Weighted average number of ordinary shares outstanding-basic	[1],[2]	70,200,374	37,160,593	34,987,683
Weighted average number of ordinary shares outstanding-diluted	[1],[2]	70,200,374	37,160,593	34,987,683
Basic net loss per share attributable to ordinary shareholders		$ (0.69)	$ (1.54)	$ (0.90)
Diluted net loss per share attributable to ordinary shareholders		$ (0.69)	$ (1.54)	$ (0.90)

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization and stock split (Note 1 & Note 16).
[2]	The shares and per share data are presented on a retroactive basis to reflect the stock split (Note 16)